Statements of Changes in Net Assets Available for Benefits - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Participants’ contributions	$ 24,678,777	$ 23,198,253
Employers’ contributions	12,942,926	12,126,520
Participants’ rollover contributions	2,305,353	2,068,685
Investment income:
Dividends and interest	8,313,063	8,954,547
Net appreciation in fair value of investments	103,803,535	84,295,373
Interest on notes receivable from participants	691,299	604,466
Total additions	152,734,953	131,247,844
Deductions:
Distributions to participants	(57,141,450)	(66,517,207)
Administrative fees	(302,231)	(252,154)
Total deductions	(57,443,681)	(66,769,361)
Net increase	95,291,272	64,478,483
Net transfers	991,283	1,122,519
Net assets available for benefits—beginning of year	617,563,077	551,962,075
Net assets available for benefits—end of year	$ 713,845,632	$ 617,563,077